UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

      /s/ Ann C. Burnham               Lincoln, MA             October 14, 2011
      ------------------               -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           68
                                         -----------

Form 13F Information Table Value Total:  $   201,704
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ -------
ABBOTT LABS COM                   COM       002824100           59        1,156  SH         Sole                               1,156
ABOVENET INC COM                  COM       00374N107          804       15,000  SH         Sole                              15,000
ALTRIA GROUP INC COM              COM       02209S103        1,560       58,200  SH         Sole                              58,200
AT&T INC COM                      COM       00206R102        4,085      143,233  SH         Sole                             143,233
BANK OF AMERICA CORPORATION CO    COM       060505104          791      129,288  SH         Sole                             129,288
BERKSHIRE HATHAWAY INC DEL CL     COM       084670108        3,418           32  SH         Sole                                  32
BERKSHIRE HATHAWAY INC DEL CL     COM       084670702          213        3,000  SH         Sole                               3,000
BLACKROCK ENH CAP & INC FD INC    COM       09256A109          305       25,836  SH         Sole                              25,836
BP PRUDHOE BAY RTY TR UNIT BEN    COM       055630107          527        5,000  SH         Sole                               5,000
BRISTOL MYERS SQUIBB CO COM       COM       110122108        1,738       55,400  SH         Sole                              55,400
CARMAX INC COM                    COM       143130102          732       30,687  SH         Sole                              30,687
CISCO SYS INC COM                 COM       17275R102        1,891      122,002  SH         Sole                             122,002
COCA COLA CO COM                  COM       191216100          550        8,143  SH         Sole                               8,143
COHEN & STEERS CLOSED END OPPO    COM       19248P106          544       46,780  SH         Sole                              46,780
DUKE ENERGY CORP NEW COM          COM       26441C105        1,533       76,704  SH         Sole                              76,704
EDUCATION MGMT CORP NEW COM       COM       28140M103          777       52,375  SH         Sole                              52,375
GENERAL ELECTRIC CO COM           COM       369604103        3,615      237,533  SH         Sole                             237,533
GOLDMAN SACHS GROUP INC COM       COM       38141G104          752        7,957  SH         Sole                               7,957
GOOGLE INC CL A                   COM       38259P508          453          880  SH         Sole                                 880
INTEL CORP COM                    COM       458140100          623       29,186  SH         Sole                              29,186
LILLY ELI & CO COM                COM       532457108          530       14,326  SH         Sole                              14,326
LULULEMON ATHLETICA INC COM       COM       550021109        1,296       26,616  SH         Sole                              26,616
MEDASSETS INC COM                 COM       584045108          124       12,924  SH         Sole                              12,924
MICROSOFT CORP COM                COM       594918104        1,604       64,431  SH         Sole                              64,431
PATRIOT NATL BANCORP INC COM      COM       70336F104          682      376,850  SH         Sole                             376,850
PEPSICO INC COM                   COM       713448108          528        8,522  SH         Sole                               8,522
PETSMART INC COM                  COM       716768106        1,249       29,288  SH         Sole                              29,288
PFIZER INC COM                    COM       717081103          513       28,999  SH         Sole                              28,999
PITNEY BOWES INC COM              COM       724479100        1,190       63,275  SH         Sole                              63,275
REYNOLDS AMERICAN INC COM         COM       761713106        3,879      103,500  SH         Sole                             103,500
SELECT SECTOR SPDR TR SBI INT-    COM       81369Y605          587       49,681  SH         Sole                              49,681
STAPLES INC COM                   COM       855030102       10,427      784,020  SH         Sole                             784,020
THERMO FISHER SCIENTIFIC INC C    COM       883556102          896       17,686  SH         Sole                              17,686
UNITED PARCEL SERVICE INC CL B    COM       911312106          443        7,012  SH         Sole                               7,012
VERIZON COMMUNICATIONS INC COM    COM       92343V104          812       22,062  SH         Sole                              22,062
WAL MART STORES INC COM           COM       931142103           80        1,550  SH         Sole                               1,550
WHOLE FOODS MKT INC COM           COM       966837106          445        6,812  SH         Sole                               6,812
WINDSTREAM CORP COM               COM       97381W104          307       26,318  SH         Sole                              26,318
WMS INDS INC COM                  COM       929297109        1,125       63,980  SH         Sole                              63,980
EATON VANCE TX MNG BY WRT OPP     FU        27828Y108        5,439      498,109  SH         Sole                             498,109
ISHARES TR DJ SEL DIV INX         FU        464287168       15,604      323,463  SH         Sole                             323,463
ISHARES TR RUSL 2000 VALU         FU        464287630        1,049       18,400  SH         Sole                              18,400
ISHARES TR RUSL 3000 VALU         FU        464287663          220        2,979  SH         Sole                               2,979
ISHARES TR RUSSELL 1000           FU        464287622          801       12,804  SH         Sole                              12,804
ISHARES TR RUSSELL 2000           FU        464287655        1,279       19,892  SH         Sole                              19,892
ISHARES TR RUSSELL 3000           FU        464287689        3,256       48,793  SH         Sole                              48,793
ISHARES TR S&P MIDCAP 400         FU        464287507          668        8,564  SH         Sole                               8,564
SPDR S&P 500 ETF TR TR UNIT       FU        78462F103       13,729      121,338  SH         Sole                             121,338
SPDR S&P MIDCAP 400 ETF TR UTS    FU        78467Y107        2,242       15,771  SH         Sole                              15,771
SPX 12/17/2011 @ 1075 PUT         PUT       784635954          335           60  SH         Sole                                  60
ASTRAZENECA PLC SPONSORED ADR     ADR       046353108        2,404       54,200  SH         Sole                              54,200
BAIDU INC SPON ADR REP A          ADR       056752108          399        3,732  SH         Sole                               3,732
BRITISH AMERN TOB PLC SPONSORE    ADR       110448107        1,659       19,582  SH         Sole                              19,582
ROYAL BK CDA MONTREAL QUE COM     ADR       780087102          457       10,000  SH         Sole                              10,000
TORONTO DOMINION BK ONT COM NE    ADR       891160509          355        5,000  SH         Sole                               5,000
VODAFONE GROUP PLC NEW SPONS A    ADR       92857W209        1,667       64,964  SH         Sole                              64,964
BLACKROCK INTL GRWTH & INC TR     FF        092524107          180       23,590  SH         Sole                              23,590
EATON VANCE TAX MNGD GBL DV EQ    FF        27829F108        1,162      145,192  SH         Sole                             145,192
EATON VANCE TXMGD GL BUYWR OPP    FF        27829C105        1,877      192,350  SH         Sole                             192,350
ISHARES TR FTSE CHINA25 IDX       FF        464287184          415       13,462  SH         Sole                              13,462
ISHARES TR MSCI EAFE INDEX        FF        464287465          442        9,249  SH         Sole                               9,249
ISHARES TR MSCI EMERG MKT         FF        464287234        2,376       67,692  SH         Sole                              67,692
MARKET VECTORS ETF TR BRAZL SM    FF        57060U613          288        7,355  SH         Sole                               7,355
VANGUARD INTL EQUITY INDEX FD     FF        922042858        5,827      162,623  SH         Sole                             162,623
ISHARES TR DJ US REAL EST         FR        464287739        1,652       32,674  SH         Sole                              32,674
ALPINE GLOBAL PREMIER PPTYS FD    RE        02083A103          176       32,872  SH         Sole                              32,872
CBL & ASSOC PPTYS INC COM         RE        124830100        2,818      248,085  SH         Sole                             248,085
SIMON PPTY GROUP INC NEW COM      RE        828806109       81,241      738,692  SH         Sole                             738,692